5. STOCK COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Total stock-based compensation expense	$ 503,968	$ 331,997	$ 2,146,162	$ 1,383,638	$ 1,765,074	$ 1,481,242
Option Grants [Member]
Total stock-based compensation expense	430,466	51,928	1,343,803	175,248
Stock Grants [Member]
Total stock-based compensation expense	0	0	0	0
Non-Employee Option Grants [Member]
Total stock-based compensation expense	73,502	55,055	110,008	284,655
Non-Employee Stock Grants [Member]
Total stock-based compensation expense	0	186,904	370,748	812,401
Non-Employee Stock Warrants [Member]
Total stock-based compensation expense	$ 0	$ 38,110	$ 321,603	$ 111,334